SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	45%
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	20%
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	Straight line / 5 years
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	20%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	30%
Right-Of-Use Asset
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	Straight line/ term of lease